Long-term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other than Temporary Impairment Losses, Investments			¥ 0	¥ 0	¥ 0
Equity Method Investments	$ 14,269		42,500			¥ 99,338
Other Long-term Investments	142,912		897,284			994,922
Equity Investments Measurements Alternative	28,850		165,253			200,850
Debt Securities, Held-to-maturity	1,508		197,469			10,502
Equity Method Investment, Realized Gain (Loss) on Disposal	3	¥ 24	1,850
Income (Loss) from Equity Method Investments	320	2,223
Equity Method Investments	14,269		42,500			99,338
Remeasurement of Equity Investments	$ (2,637)	(18,356)	¥ (12,581)
Total cost of equity investments		17,240
Nanjing Zhongshan Financial Leasing Co., Ltd [Member]
Equity Method Investment, Ownership Percentage								25.00%
Cost Method Investments						43,691,000
Equity Method Investments								¥ 42,500,000
Income (Loss) from Equity Method Investments		1,191,000
Equity Method Investments								¥ 42,500,000
Nanjing Tengbang Jinhong Tourism Industry Investment Fund Partnership [Member]
Equity Method Investment, Ownership Percentage							21.33%
Cost Method Investments						¥ 55,647,000
Equity Method Investments							¥ 54,616,000
Income (Loss) from Equity Method Investments		¥ 1,031,000
Equity Method Investments							¥ 54,616,000